Stock-Based Compensation	6 Months Ended
Jun. 30, 2017
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

        In August 2010, the Company adopted the 2010 Share Incentive Plan (the "2010 Plan"), which has a term of ten years and permits the grant of options, share appreciation rights, restricted shares and restricted share units of the Company to employees, directors and consultants of the Company and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. In March 2014, the 2010 Plan was terminated and all remaining shares were forwarded to the 2014 Plan.

        In March 2014, the Company adopted the 2014 Share Incentive Plan (the "2014 Plan"), which was funded by the remaining 4.6 million shares from the 2010 Plan plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which have a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talent.

        The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Six Months Ended June 30,
	2016	2017
	(In thousands)
Cost of revenues	$1,051	$1,635
Sales and marketing	1,918	3,761
Product development	6,056	10,245
General and administrative	6,770	6,985

	$15,795	$22,626

        Stock based compensation related to the grants were amortized generally over four years on a straight-line basis with $15.8 million and $22.6 million expensed for the six months ended June 30, 2016 and 2017, respectively.

        The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2016	18,878
Addition	—
Granted*	(561)
Cancelled/expired/forfeited	123

June 30, 2017	18,440

*	During the six months ended June 30, 2017, 0.6 million restricted share units and no options were granted under the 2014 Plan.

Stock Options

        The following table sets forth a summary of option activities under the Company's stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2016	2,587	$1.41	1.6	$101,403
Granted	—	$—
Exercise	(1,744)	$0.80
Cancelled/expired/forfeited	(2)	$3.49
June 30, 2017	841	$2.67	2.0	$53,626

Vested and expected to vest as of June 30, 2017	835	$2.66	2.0	$53,287
Exercisable as of June 30, 2017	790	$2.62	1.9	$50,466

        The total intrinsic value of options exercised for the six months ended June 30, 2017 was $99.4 million. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company's ending stock price as of December 31, 2016 and June 30, 2017 was $40.60 and $66.47, respectively. Cash received from the exercise of stock option during the six months ended June 30, 2016 and 2017 was $2.1 million and $1.4 million, respectively.

        As of June 30, 2017, unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group's employees and directors was $0.4 million. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.4 years and may be adjusted for future changes in estimated forfeitures.

        Information regarding stock options outstanding at June 30, 2017 is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$0.36 - $0.41	151	$0.38	151	$0.36	0.25
$0.96 - $1.80	69	$0.97	69	$0.97	0.75
$3.25 - $3.36	278	$3.33	278	$3.33	1.91
$3.43 - $3.50	343	$3.48	293	$3.48	3.10

	841	$0.39	791	$2.62	0.29

Restricted Share Units

Summary of Performance-Based Restricted Share Units

        The following table sets forth a summary of performance-based restricted share unit activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(10)	$34.74

June 30, 2017	151	$50.48

        As of June 30, 2017, there was $5.0 million unrecognized compensation cost, adjusted for estimated forfeitures, related to performance-based restricted share units granted to the Company's employees.

Summary of Service-Based Restricted Share Units

        The following table sets forth a summary of service-based restricted share unit activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2016	5,458	$17.23
Awarded	406	$51.61
Vested	(1,295)	$17.00
Cancelled	(113)	$17.32

June 30, 2017	4,456	$20.43

        As of June 30, 2017, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to the Company's employees and directors, was $76.3 million. This cost is expected to be recognized over a weighted-average period of 2.7 years. The total fair value based on the vesting date of the restricted share units vested was $22.0 million for the six months ended June 30, 2017.